Significant Accounting Policies (Details) - Schedule of common stock reflected on the balance sheet are reconciled - USD ($)	9 Months Ended	10 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Schedule Of Common Stock Reflected On The Balance Sheet Are Reconciled Abstract
Gross proceeds from IPO		$ 126,500,000
Less:
Proceeds allocated to Public Warrants		(10,141,998)
Common stock issuance costs		(8,257,504)
Plus:
Remeasurement of carrying value to redemption value	$ 1,601,263	20,297,002
Class A common stock subject to possible redemption at redemption value	$ 129,998,763	$ 128,397,500